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                        Chadbourne & Parke LLP Letterhead
                              30 Rockefeller Plaza
                               New York, NY 10112
                                 (212) 408-5100

                                          October 10, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-6010

         Re: ORBCOMM Inc.
             Amendment No. 3 to Registration Statement on Form S-1 (Registration No. 333-134088)


Ladies and Gentlemen:

         On behalf of ORBCOMM Inc., a Delaware corporation (the "Company"), transmitted herewith is Amendment No. 3 ("Amendment No. 3") to the above-referenced Registration Statement on Form S-1 (Registration No. 333-134088) originally filed on May 12, 2006 (the "Form S-1"), marked to show changes from Amendment No. 2 to the Registration Statement on Form S-1 filed on August 31, 2006 ("Amendment No. 2").

         This letter is in response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "SEC") made in the letter dated September 11, 2006 (the "Comment Letter") from Ms. Peggy Fisher, Assistant Director of the SEC, to Christian G. Le Brun, General Counsel of the Company, in connection with Amendment No. 2. Set forth below are the staff's comments contained in the Comment Letter (in bold face type) followed by the Company's responses.

         In addition to changes made to address the staff's comments, Amendment No. 3 includes additional changes to reflect recent developments in the Company's business, which changes are indicated on the marked copies of Amendment No. 3, and certain exhibits, including the form of Lock-up Agreement, which is filed as Exhibit A to the Form of Underwriting Agreement filed as
Exhibit 1 to Amendment No. 3. The Company will provide all non-Rule 430A information, including the price range and related information, as well as other information it previously committed to provide in its letters to the staff dated July 13, 2006 and August 31, 2006 and the selling securityholder information required under Item 507 of Regulation S-K, in a subsequent amendment.

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Securities and Exchange Commission      -2-                     October 10, 2006

AMENDMENT NO. 2 TO FORM S-1

1. WE NOTE YOUR RESPONSE TO COMMENTS 4, 7 AND 8 AND AWAIT THE DISCLOSURES THAT YOU HAVE COMMITTED TO PROVIDE IN A PRE-EFFECTIVE AMENDMENT TO THE FORM S-1.

            As noted above, the Company will include in a subsequent amendment the disclosure requested regarding the preliminary estimated price range of the IPO and, if appropriate, the discussion of the significant factors contributing to any material difference between $15 ($10 before giving effect to the Company's 2-for-3 reverse stock split) and the estimated IPO price. The Company will also include the pro forma information on the face of the condensed consolidated balance sheet as of June 30, 2006 and in the pro forma column in the table under "Capitalization" and the pro forma earnings per share amounts on the face of the income statements and elsewhere in such subsequent amendment.

MARKET RATE RISK, PAGE 63

2. PLEASE REVISE TO PROVIDE INTEREST RATE RISK INFORMATION WITH RESPECT TO THE FLOATING RATE REDEEMABLE MUNICIPAL DEBT SECURITIES AS REQUIRED UNDER
      ITEM 305 OF REGULATION S-K.

            In response to the staff's comment, the Company has included the requested disclosure under "Quantitative and Qualitative Disclosures about Market Risk -- Market rate risk" in Amendment No. 3.

                                      * * *

         We are also delivering to each of Peggy Fisher, Eduardo Aleman, Andrew Mew and Robert Littlepage of the staff courtesy copies of (i) Amendment No. 3 with exhibits, marked to show changes from Amendment No. 2, and (ii) this response letter. In

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Securities and Exchange Commission      -3-                     October 10, 2006

connection with the filing of Amendment No. 3, the Company is also submitting a request, pursuant to Rule 406 under the Securities Act and Rule 80(b)(4) under the Freedom of Information Act, for an order granting confidential treatment to certain portions of certain exhibits to Amendment No. 3. A copy of the request is also being delivered to Mr. Aleman to facilitate the staff's review of the request. On behalf of the Company, we respectfully request that the staff coordinate its review of Amendment No. 3 and the request for confidential treatment so as to avoid any unnecessary delay in the registration process.

         Please telephone Sey-Hyo Lee at (212) 408-5122 or, in his absence, James Laws at (212) 408-5547, of this office, if you require additional information or wish to comment further orally. If you wish to comment in writing, please send such comment to Sey-Hyo Lee by facsimile at (646) 710-5122.


                                          Very truly yours,


                                          /s/ Chadbourne & Parke LLP

Enclosures

VIA EDGAR AND HAND DELIVERY

cc:  Peggy Fisher
     Eduardo Aleman
     Andrew Mew
     Robert Littlepage